Credit card receivables (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 9,266,225	$ 5,162,153
Gross exposures (percent)	100.00%	100.00%
Loss Allowance	$ 1,050,668	$ 390,679
Loss allowance (percent)	100.00%	100.00%
Coverage ratio	11.30%	7.60%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 7,750,270	$ 4,525,689
Gross exposures (percent)	83.60%	87.70%
Loss Allowance	$ 322,970	$ 127,358
Loss allowance (percent)	30.70%	32.60%
Coverage ratio	4.20%	2.80%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 917,178	$ 440,105
Gross exposures (percent)	9.90%	8.50%
Loss Allowance	$ 254,181	$ 126,392
Loss allowance (percent)	24.20%	32.40%
Coverage ratio	27.70%	28.70%
Stage 2 [Member] | Absolute Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 215,209	$ 131,409
Gross exposures (percent)	23.50%	29.90%
Loss Allowance	$ 140,167	$ 61,844
Loss allowance (percent)	55.10%	48.90%
Coverage ratio	65.10%	47.10%
Stage 2 [Member] | Relative Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 701,969	$ 308,696
Gross exposures (percent)	76.50%	70.10%
Loss Allowance	$ 114,014	$ 64,548
Loss allowance (percent)	44.90%	51.10%
Coverage ratio	16.20%	20.90%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 598,777	$ 196,359
Gross exposures (percent)	6.50%	3.80%
Loss Allowance	$ 473,517	$ 136,929
Loss allowance (percent)	45.10%	35.00%
Coverage ratio	79.10%	69.70%